UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/11

            The following N-Q relates only to Dreyfus Core Equity Fund, a series of the Registrant, and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for these series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
May 31, 2011 (Unaudited)

Common Stocks--96.9%	Shares	Value ($)
Consumer Discretionary--10.1%
McDonald's	80,000	6,523,200
McGraw-Hill	58,500	2,484,495
News, Cl. A	170,200	3,121,468
Target	84,500	4,185,285
Wal-Mart Stores	65,000	3,589,300
Walt Disney	50,000	2,081,500
		21,985,248
Consumer Staples--27.2%
Altria Group	160,000	4,489,600
Coca-Cola	150,000	10,021,500
Estee Lauder, Cl. A	21,000	2,152,710
Kraft Foods, Cl. A	53,000	1,853,410
Nestle, ADR	150,125	9,657,541
PepsiCo	80,000	5,689,600
Philip Morris International	160,000	11,480,000
Procter & Gamble	102,000	6,834,000
Walgreen	135,000	5,890,050
Whole Foods Market	15,000	917,400
		58,985,811
Energy--20.1%
Chevron	87,000	9,127,170
ConocoPhillips	80,000	5,857,600
Exxon Mobil	150,560	12,567,243
Occidental Petroleum	55,000	5,931,750
Royal Dutch Shell, Cl. A, ADR	72,000	5,142,960
Total, ADR	88,000a	5,067,920
		43,694,643

Financial--5.5%
American Express	32,500	1,677,000
Franklin Resources	19,000	2,462,020
HSBC Holdings, ADR	49,583	2,596,166
JPMorgan Chase & Co.	119,000	5,145,560
		11,880,746
Health Care--10.3%
Abbott Laboratories	80,000	4,180,000
Becton Dickinson & Co.	13,000	1,138,150
Intuitive Surgical	5,000b	1,745,000
Johnson & Johnson	100,000	6,729,000
Medtronic	35,000	1,424,500
Merck & Co.	70,000	2,572,500
Novo Nordisk, ADR	25,000	3,150,250
Roche Holding, ADR	30,000	1,317,600
		22,257,000
Industrials--4.8%
Caterpillar	38,000	4,020,400
General Electric	204,000	4,006,560
United Technologies	27,000	2,369,790
		10,396,750
Information Technology--13.4%
Apple	25,000b	8,695,750
Automatic Data Processing	38,000	2,094,180
Cisco Systems	100,000	1,680,000
Intel	305,000	6,865,550
International Business Machines	28,000	4,730,040
QUALCOMM	25,000	1,464,750
Texas Instruments	100,000	3,530,000
		29,060,270
Materials--5.5%
Air Products & Chemicals	15,000	1,426,350
Freeport-McMoRan Copper & Gold	80,000	4,131,200
Praxair	30,000	3,175,200

Rio Tinto, ADR	45,000	3,155,400
		11,888,150
Total Common Stocks
(cost $145,797,734)		210,148,618

Other Investment--2.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,310,000)	6,310,000 [c]	6,310,000
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $4,513,463)	4,513,463 [c]	4,513,463
Total Investments (cost $156,621,197)	101.9%	220,972,081
Liabilities, Less Cash and Receivables	(1.9%)	(4,055,764)
Net Assets	100.0%	216,916,317

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At May 31, 2011, the value of the fund's security on loan was $4,520,527 and the value of the collateral held by the fund was $4,513,463.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2011, the aggregate cost of investment securities for income tax purposes was $152,621,197.

Net unrealized appreciation on investments was $64,350,884 of which $68,795,935 related to appreciated investment securities and $4,445,051 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Staples	27.2
Energy	20.1
Information Technology	13.4

Health Care	10.3
Consumer Discretionary	10.1
Financial	5.5
Materials	5.5
Money Market Investments	5.0
Industrials	4.8
101.9

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund's investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	180,060,781	-	-	180,060,781
Equity Securities - Foreign+	30,087,837	-	-	30,087,837
Mutual Funds	10,823,463	-	-	10,823,463

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	July 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)